As filed with the Securities and Exchange Commission on August 7, 2023

File No. 333-261426
File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 3  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 368    ☒

Protective Variable Annuity

Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

(Depositor’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☒  Immediately upon filing pursuant to paragraph (b) of Rule 485
☐  On May 1, 2023 pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  On __________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated August 7, 2023, to the Prospectus dated May 1, 2023, for the
Protective Aspirations Variable Annuity contracts
issued by Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable annuity contract Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The purpose of this supplement is to announce the addition of eleven (11) new Investment Options and corresponding Investment Option changes to the allocation guidelines and restrictions for the SecurePay Protection rider.  There will also be an additional Benefit Allocation Model that may be used with the SecurePay Protection rider. All changes in this supplement are effective August 28, 2023.

Fund prospectuses may be found online at www.protective.com/productprospectus by selecting your Contract then “Investment Options”.

The first table in the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTION RIDER is amended as follows:

The Balance toward Growth Benefit Allocation Model may be used during the SecurePay Protector rider withdrawal phase.

The Withdrawal Phase section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER is amended to include the following:

The Balance toward Growth Benefit Allocation Model may be used during the SecurePay Protector rider withdrawal phase.

The Allocation by Investment Category section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY PROTECTOR RIDER is amended to include the following new Investment Options (Minimum and Maximum Allocation percentages have not changed):

Category 2
Minimum Allocation: 0%
Maximum Allocation: 90%

Fidelity® VIP Asset Manager: Growth Portfolio	T. Rowe Price® Moderate Allocation Portfolio

Category 3
Minimum Allocation: 0%
Maximum Allocation: 40%

BlackRock International V.I. Fund	Invesco® V.I. Main Street Mid Cap Fund®
BlackRock Advantage SMID Cap V.I. Fund	Janus Henderson VIT Enterprise Portfolio
Goldman Sachs VIT Mid Cap Value Fund	T. Rowe Price® Mid-Cap Growth Portfolio

Category 4
No Allocation Permitted if SecurePay Protector is Selected

Fidelity® VIP FundsManager® 70% Portfolio	T. Rowe Price® All-Cap Opportunities Portfolio
MFS® VIT Utilities Series

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The table in the FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to include the following new Investment Options:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	BlackRock International V.I. Fund – Class I(1)	0.87%	-24.62%	0.53%	4.34%	3
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund – Class III(1)	0.80%	-16.68%	6.30%	10.25%	3
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio – Service Class 2	0.93%	-17.05%	4.47%	6.84%	2
Allocation	Fidelity® VIP FundsManager® 70% Portfolio – Service Class 2(1)	0.93%	-15.79%	4.79%	7.28%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund – Service Class(1)	1.09%	-10.23%	8.23%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® – Series II	1.18%	-14.45%	4.82%	7.72%	3
U.S. Equity	Janus Henderson VIT Enterprise Portfolio – Service Class	0.96%	-16.15%	9.35%	13.10%	3
Sector Equity	MFS® VIT Utilities Series – Service Class(1)	1.03%	0.48%	8.73%	8.35%	4
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	-21.51%	13.32%	15.35%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	-18.31%	3.21%	6.14%	2
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio – Class II(1)	1.09%	-22.75%	6.94%	11.68%	3
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Protector rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Protector rider (unless you are fully invested in a Benefit Allocation Model or a permissible single Investment Option). You can select the percentage of Contract Value to allocate to individual

144182v67

Funds within each group, but the total investment for all Funds in a group must comply with the specific minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PTEOCTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at
800-456-6330. Please keep this Supplement for future reference.

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Prospectus
(Included in Registrant’s Form N-4, File No. 333-261426 Accession No. 0001104659-23-047694 filed on April 20, 2023, and incorporated by reference herein.)

SAI
(Included in Registrant’s Form N-4, File No. 333-261426 Accession No. 0001104659-23-047694 filed on April 20, 2023, and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a) Board of Directors Resolutions

(a) (1)  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Variable Annuity Separate Account is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(b) Custodial Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1)  Distribution Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Variable Annuity Separate Account is incorporated herein by reference to the Form N-4 Registration Statement, (File No. 333-233415), filed with the Commission on August 22, 2019.

(c) (2)  Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(c) (3)  Distribution Agreement between IDI and PLICO is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(c) (3) (i)  Second Amended Distribution Agreement dated October 24, 2013 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

(c) (3) (ii)  Revised Second Amended Distribution Agreement dated June 1, 2018 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

(c) (3) (iii)  Amendment No. 1 to the Second Amended Distribution Agreement (PLICO-IDI) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on July  27, 2020.

(d) Contracts (Including Riders and Endorsements)

(d) (1) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (2) Contract Schedule for Individual Contracts is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (3) Guaranteed Account Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (4) Nursing Home Endorsement Schedule is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(d) (5) Waiver of Surrender Charge Endorsement for Terminal Illness or Nursing Home Confinement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (6) Protective Income Manager Rider is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on June 19, 2015.

(d) (6) (i) Revised Protective Income Manager Rider is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 24, 2016.

(d) (7) Qualified Retirement Plan Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (8) Roth IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (9) Traditional IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (10) Maximum Anniversary Value Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (11) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (12) Medical Evaluation for Enhanced GMWB Withdrawal Percentages is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (13) Annuitization Bonus Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179649), filed with the Commission on February 23, 2012.

(d) (14) Maximum Quarterly Value Death Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 24, 2016.

(d) (15) SecurePay Investor Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(d) (16) SecurePay Protector Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(e) Applications

(e) (1) Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 6, 2015.

(f) Depositor's Certificate of Incorporation and By-Laws

(f) (1) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(f) (2) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(g) Reinsurance Contracts - Not applicable.

(h) Participation Agreements

(h) (1) Participation Agreement dated December 16, 2020 (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (1) (i) Amendment dated March 15, 2021 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (1) (ii) Amendment dated January 1, 2023 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (2) Participation Agreement dated May 1, 2018 (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (2) (i) Amendment dated November 10, 2020 (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (2) (ii) Amendment dated March 30, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on July 5, 2022.

(h) (2) (iii) Amendment dated April 1, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (3)  Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (3) (i)  Rule 22c-2 Shareholder Information Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(h) (3) (ii)  Amendment dated October 1, 2019 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (3) (iii)  Amendment dated November 25, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (3) (iv)  Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

(h) (3) (v) Amendment dated April 29, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (3) (vi) Amendment dated August 1, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (4)  Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (4) (i)  Amendment dated May 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (4) (ii) Amendment dated April 1, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.
(h) (4) (iii) Amendment dated September 16, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (5)  Participation Agreement dated May 1, 2016 (Clayton Street Funds) is incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (i)  Rule 22c-2 Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 26, 2016.

(h) (5) (ii)  Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iii)  Amendment dated December 10, 2020 (Clayton Street Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (5) (iv) Amendment dated March 10, 2022 (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (6)  Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (6) (i)  Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (6) (ii) Amendment dated November 23, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (6) (iii) Amendment dated March 22, 2022 (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (6) (iv) Amendment dated December 30, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (6) (v) Amendment dated December 30, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (7)  Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (7) (i)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (7) (ii)  Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (7) (iii) Amendment dated October 11, 2021 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (7) (iv) Amendment dated March 10, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (7) (v) Amendment dated December 15, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (8)  Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (8) (i)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (8) (ii)  Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (8) (iii)  Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (8) (iv) Amendment dated April 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (8) (v) Amendment dated November 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (9)  Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(h) (9) (i)  Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (9) (ii)  Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (9) (iii)  Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (9) (iv)  Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (9) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (9) (vi) Amendment dated December 15, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (10) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (10) (i)  Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

(h) (10) (ii) Amendment dated March 22, 2022 to Participation Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed with the Commission on July 5, 2022.

(h) (11)  Participation Agreement dated December 3, 2020 (Janus Aspen Series) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (11) (i) Amendment dated October 11, 2021 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (11) (ii) Amendment dated March 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (11) (iii) Amendment dated October 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (12)  Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(h) (12) (i)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (12) (ii) Amendment dated April 28, 2022 to Participation Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed with the Commission on July 5, 2022.

(h) (13)  Participation Agreement dated May 1, 2003 (Morgan Stanley - UIF) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(h) (13) (i) Amendment dated March 11, 2022 to Participation Agreement (Morgan Stanley - UIF) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (13) (ii) Amendment dated April 15, 2023 to Participation Agreement (Morgan Stanley - UIF) - Filed herein.

(h) (14)  Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (14) (i)  Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (14) (ii)  Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (14) (iii)  Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (14) (iv)  Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (14) (v) Amendment dated August 9, 2022 to Participation Agreement (PIMCOVariable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (15)  Participation Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (15) (i) Rule 22c-2 Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (15) (ii)  Amendment dated May 3, 2021 to Participation Agreement (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on October 18, 2021.

(h) (16) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (16) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (16) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (16) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (16) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (16) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (16) (vi) Amendment dated October 26, 2022 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on December 15, 2022.

(h) (17) Participation Agreement dated May 1, 2012 (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

(h) (17) (i) Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (17) (ii) Amendment dated October 1, 2020 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (17) (iii) Amendment dated August 11, 2022 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(i) Administrative Contracts - Not Applicable

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (1) Opinion and Consent of Brandon J. Cage, Esq. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on February 22, 2023.

(l) Other Opinions

(l) (1) Consent of Eversheds Sutherland (US) LLP is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(l) (2) Consents of KPMG LLP

- Filed herein.

(l) (3) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on February 22, 2023.

(m) Omitted Financial Statements - Not Applicable

(n) Initial Capital Agreements - Not Applicable

(o) Form of Initial Summary Prospectuses is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on February 22, 2023.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Banerjee Choudhury, Shiladitya (Deep)	Senior Vice President, and Treasurer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Cox, Kathryn S.	Senior Vice President, and President, Protection Division
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Executive Vice President, and Chief Retail Officer
Herring, Derry W	Senior Vice President, and Chief Auditor
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Kurtz, Richard J.	Senior Vice President, and Chief Distribution Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lee, Felicia M.	Secretary, Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, and Chief Investment Officer
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Perry, David A.	Senior Vice President, and Chief Executive Officer, Concourse Financial Group
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Radnoti, Francis L.	Senior Vice President, Chief Product Officer, and Designated Illustration Actuary
Rahman, Pooja T.	Senior Vice President, and Chief Risk Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Walker, Steven G.	Vice Chairman, Finance and Risk, and Director
Wells, Paul R.	Executive Vice President, Chief Financial Officer, and Director
Whitcomb, John	Senior Vice President, Retirement Operations and Strategic Planning
Williams, Doyle J.	Senior Vice President, and Chief Marketing Officer
Williams, Lucinda S.	Executive Vice President, and Chief Operating Officer

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 29. Persons Controlled by or Under Common Control With the Depositor or the Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart filed herein.

Item 30. Indemnification

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  The following information is furnished with respect to the officers and directors of IDI

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Coffman, Benjamin P.	Assistant Financial Officer	Senior Director Financial Reporting
Creutzmann, Scott E.	Director	Senior Vice President and Chief Compliance Officer
Gilmer, Joseph F.	Assistant Financial Officer	Senior Analyst Financial Reporting
Guerrera, Darren C.	Chief Financial Officer	Vice President
Hicks, Victoria Ann	Senior Supervisory Principal	Senior Supervisory Principal
Johnson, Julena G.	Assistant Compliance Officer	Director Regulatory
Lee, Felicia M.	Secretary	Secretary, Vice President, and Senior Counsel
Lippeatt, Jason H.	Supervisory Principal	Supervisory Principal
McCreless, Kevin L.	Chief Compliance Officer	Senior Director Regulatory
Morsch, Letitia A.	Assistant Secretary, and Director	Vice President, Head of Retail Retirement Operations
Reed, Alisha D.	Director	Vice President, Head of Marketing Strategy
Richards, Megan P.	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Assistant Financial Officer	Senior Analyst Financial Reporting
Wagner, James	President and Director	Senior Vice President and Chief Distribution Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 32. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services

All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 34. Fee Representation

Protective Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 7, 2023.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By: *
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President,
Richard J. Bielen		Chief Executive Officer, and Director	August 7, 2023
(Principal Executive Officer)

*		Vice Chairman, Finance and Risk,	August 7, 2023
Steven G. Walker		and Director

*		Executive Vice President, Chief Financial	August 7, 2023
Paul R. Wells		Officer, and Director (Principal Accounting and Financial Officer)

*BY:	/S/ BRANDON J. CAGE		August 7, 2023
Brandon J. Cage
Attorney-in-Fact

EXHIBIT INDEX

(h) (13) (ii) Amendment dated April  15, 2023 to Participation Agreement (Morgan Stanley - UIF)
(l) (2) Consents of KPMG LLP
(m) (29) Organizational Chart